Operating Leases - Schedule of Disclosure of Components of Operating Lease Income (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Leases [Abstract]
Time charter revenues	$ 29.9	$ 31.2	$ 51.9	$ 54.8